GOODWILL AND OTHER INTANGIBLE ASSETS (Details 4) ¥ in Millions	Mar. 31, 2015 JPY (¥)
GOODWILL AND OTHER INTANGIBLE ASSETS
2016	¥ 8,650
2017	7,272
2018	6,192
2019	4,778
2020	¥ 3,385